Pay vs Performance Disclosure	2 Months Ended	11 Months Ended	12 Months Ended
	Feb. 14, 2022	Dec. 31, 2022	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2023 Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive Compensation Actually Paid (“CAP”) to our CEO and to our non-CEO NEOs and certain financial performance of the Company. CAP, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis (CD&A)” section above.
Year	CEO		Former CEO		Other NEO Pay		Value of Initial Fixed $100 Invested Based on:		Net Income (in millions)	Net Operating Earnings Per Share (NOEPS)(7)
	Summary Compen- sation Table Total for CEO	Compen- sation Actually Paid to CEO(5)	Summary Compen- sation Table Total for Former CEO	Compensation Actually Paid to Former CEO(5)	Average Summary Compen- sation Table Total for Other NEO's	Average Compen- sation Actually Paid to Other NEO's	Total Share- holder Return (TSR)	Dow Jones Utilities Index Peer Group TSR
2023(1)	$9,216,680	$9,913,336	$0	$0	$2,869,181	$3,127,806	$109	$110	$674.35	$1.60
2022(2)	$7,113,506	$6,720,202	$1,352,993	($3,953,194)(6)	$2,221,932	$1,305,705	$109	$118	$791.80	$1.47
2021(3)	$0	$0	$9,535,782	$13,795,347	$2,491,010	$3,453,360	$106	$117	$588.80	$1.37
2020(4)	$0	$0	$6,457,725	$2,329,180	$3,093,801	$1,632,643	$85	$99	($14.20)	$1.32
(1)	For 2023, the table includes Lloyd Yates as CEO. The other NEOs were Donald E. Brown, Shawn Anderson, Melody Birmingham, William Jefferson and Michael Luhrs.
(2)	For 2022, the table includes Lloyd Yates as CEO and Joseph Hamrock as Former CEO. The other NEOs were Donald E. Brown, Shawn Anderson, Melody Birmingham, William Jefferson and Pablo A. Vegas.
(3)	For 2021, the table includes Joseph Hamrock as CEO. The other NEOs were Donald E. Brown, Pablo A. Vegas, Violet G. Sistovaris and Charles E. Shafer.
(4)	For 2020, the table includes Joseph Hamrock as CEO. The other NEOs were Donald E. Brown, Pablo A. Vegas, Violet G. Sistovaris and Carrie J. Hightman.
(5)
In accordance with the SEC rules, the amounts reported in these columns for each year were calculated by making the adjustments shown in the following tables to amounts reported for the CEOs in the Summary Compensation Table in the total column. Amounts for each year do not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year.

(6)	A pro rata portion of all outstanding, unvested equity awards vesting in connection with Mr. Hamrock’s retirement in 2022.
(7)	NOEPS is a non-GAAP financial measure. Appendix A to this Proxy Statement contains a full reconciliation of GAAP earnings per share to NOEPS.
To calculate CAP, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
CEO SCT to CAP Reconciliation:
Year	Reported SCT Total for Covered Year		Reported Value of Equity Awards in SCT for Covered Year(a)		Equity Award Adjustments for Covered Year(b)		Reported Change in the Actuarial Present Value of Pension Benefits for Covered Year		Pension Benefits Adjustments for Covered Year		Compensation Actually Paid for Covered Year
2023	$9,216,680	–	$5,208,422	+	$5,905,078	–	$0	+	$0	=	$9,913,336
2022	$7,113,506	–	$4,671,273	+	$4,277,969	–	$0	+	$0	=	$6,720,202
Former CEO SCT to CAP Reconciliation:
Year	Reported SCT Total for Covered Year		Reported Value of Equity Awards in SCT for Covered Year(a)		Equity Award Adjustments for Covered Year(b)		Reported Change in the Actuarial Present Value of Pension Benefits for Covered Year		Pension Benefits Adjustments for Covered Year		Compensation Actually Paid for Covered Year
2022	$1,352,993	–	$0	+	($5,306,187)	–	$0	+	$0	=	($3,953,194)
2021	$9,535,782	–	$6,953,903	+	$11,213,468	–	$0	+	$0	=	$13,795,347
2020	$6,457,725	–	$4,901,916	+	$773,371	–	$0	+	$0	=	$2,329,180
Other NEOs SCT to CAP Reconciliation:
Year	Average Reported SCT Total for Covered Year		Average Reported Value of Equity Awards in SCT for Covered Year(a)		Average Equity Award Adjustments for Covered Year(b)		Average Reported Change in the Actuarial Present Value of Pension Benefits for Covered Year		Average Pension Benefits Adjustments for Covered Year(c)		Average of Compensation Actually Paid for Covered Year
2023	$2,869,181	–	$1,278,127	+	$1,536,752	–	$0	+	$0	=	$3,127,806
2022	$2,221,932	–	$1,218,690	+	$302,463	–	$0	+	$0	=	$1,305,705
2021	$2,491,010	–	$1,449,191	+	$2,415,827	–	$22,263	+	$17,977	=	$3,453,360
2020	$3,093,801	–	$2,002,865	+	$613,661	–	$87,911	+	$15,957	=	$1,632,643
(a)	Represents the amounts reported in the Summary Compensation Table in the Stock Awards Column.
(b)	See reconciliation of the Equity Award Adjustments below.
(c)	See reconciliation of the Average Pension Benefits Adjustments below.
CEO Equity Adjustment to CAP Reconciliation
Year	Covered Year- End Fair Value of Equity Awards Granted During Covered Year That Remained Outstanding and Unvested as of Last Day of Covered Year ($)
Change in Fair
Value as of
Last Day of
Covered Year
(as compared
to Last Day of
Prior Year) of
Equity Awards
Granted Prior
to Covered
Year and
Outstanding
and Unvested
as of Last Day
of Covered
Year
($)
			Vesting Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted Prior to Covered Year that Vested During Covered Year ($)	Fair Value as of Last Day of Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Covered Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included as of Last Day of Covered Year ($)	Total - Inclusion of Equity Values ($)
2023	$5,285,822	$619,256	$0	$0	$0	$0	$5,905,078
2022	$4,277,969	$0	$0	$0	$0	$0	$4,277,969
Former CEO Equity Adjustment to CAP Reconciliation
Year	Covered Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Outstanding and Unvested as of Last Day of Covered Year ($)
Change in
Fair Value as
of Last Day of
Covered Year
(as compared
to Last Day of
Prior Year) of
Equity
Awards
Granted Prior
to Covered
Year and
Outstanding
and Unvested
as of Last Day
of Covered
Year
($)
			Vesting Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted Prior to Covered Year that Vested During Covered Year ($)	Fair Value as of Last Day of Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Covered Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included as of Last Day of Covered Year ($)	Total - Inclusion of Equity Values ($)
2022	$0	$632,393	$0	$171,491	$6,110,071	$0	($5,306,187)
2021	$10,469,546	$1,256,857	$0	($512,935)	$0	$0	$11,213,468
2020	$3,087,464	($2,202,427)	$0	($111,666)	$0	$0	$773,371
Other NEOs Equity Adjustment to CAP Reconciliation
Year	Average Covered Year- End Fair Value of Equity Awards Granted During Covered Year That Remained Outstanding and Unvested as of Last Day of Covered Year ($)
Average
Change in Fair
Value as of
Last Day of
Covered Year
(as compared
to Last Day of
Prior Year) of
Equity Awards
Granted Prior
to Covered
Year and
Outstanding
and Unvested
as of Last Day
of Covered
Year
($)
			Average Vesting Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted Prior to Covered Year that Vested During Covered Year ($)	Average Fair Value as of Last Day of Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Covered Year ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included as of Last Day of Covered Year ($)	Total - Average Inclusion of Equity Values ($)
2023	$1,298,315	$235,107	$0	$3,330	$0	$0	$1,536,752
2022	$1,138,202	$85,612	$0	$18,799	$940,151	$0	$302,463
2021	$2,174,652	$323,747	$0	($82,573)	$0	$0	$2,415,827
2020	$1,092,084	($449,434)	$0	($28,990)	$0	$0	$613,661
Fair values reported in this table are computed in accordance with FASB ASC Topic 718.
Other NEOs Pension Adjustment to CAP Reconciliation
Year	Plan	Service Cost	Prior Service Cost	Total Average Pension Benefit Adjustment (Service Cost ÷ by number of Other NEOs in applicable year)
2023	Pension Plan	$0	$0	$0
	Pension Restoration Plan	$0	$0	$0
	Total	$0	$0	$0
2022	Pension Plan	$0	$0	$0
	Pension Restoration Plan	$0	$0	$0
	Total	$0	$0	$0
2021	Pension Plan	$41,946	$0	$10,486
	Pension Restoration Plan	$29,963	$0	$7,491
	Total	$71,909	$0	$17,977
2020	Pension Plan	$35,124	$0	$8,781
	Pension Restoration Plan	$28,702	$0	$7,176
	Total	$63,826	$0	$15,957

Company Selected Measure Name			NOEPS
Named Executive Officers, Footnote
(1)	For 2023, the table includes Lloyd Yates as CEO. The other NEOs were Donald E. Brown, Shawn Anderson, Melody Birmingham, William Jefferson and Michael Luhrs.
(2)	For 2022, the table includes Lloyd Yates as CEO and Joseph Hamrock as Former CEO. The other NEOs were Donald E. Brown, Shawn Anderson, Melody Birmingham, William Jefferson and Pablo A. Vegas.
(3)	For 2021, the table includes Joseph Hamrock as CEO. The other NEOs were Donald E. Brown, Pablo A. Vegas, Violet G. Sistovaris and Charles E. Shafer.
(4)	For 2020, the table includes Joseph Hamrock as CEO. The other NEOs were Donald E. Brown, Pablo A. Vegas, Violet G. Sistovaris and Carrie J. Hightman.

Adjustment To PEO Compensation, Footnote
(5)
In accordance with the SEC rules, the amounts reported in these columns for each year were calculated by making the adjustments shown in the following tables to amounts reported for the CEOs in the Summary Compensation Table in the total column. Amounts for each year do not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year.

To calculate CAP, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
CEO SCT to CAP Reconciliation:
Year	Reported SCT Total for Covered Year		Reported Value of Equity Awards in SCT for Covered Year(a)		Equity Award Adjustments for Covered Year(b)		Reported Change in the Actuarial Present Value of Pension Benefits for Covered Year		Pension Benefits Adjustments for Covered Year		Compensation Actually Paid for Covered Year
2023	$9,216,680	–	$5,208,422	+	$5,905,078	–	$0	+	$0	=	$9,913,336
2022	$7,113,506	–	$4,671,273	+	$4,277,969	–	$0	+	$0	=	$6,720,202
Former CEO SCT to CAP Reconciliation:
Year	Reported SCT Total for Covered Year		Reported Value of Equity Awards in SCT for Covered Year(a)		Equity Award Adjustments for Covered Year(b)		Reported Change in the Actuarial Present Value of Pension Benefits for Covered Year		Pension Benefits Adjustments for Covered Year		Compensation Actually Paid for Covered Year
2022	$1,352,993	–	$0	+	($5,306,187)	–	$0	+	$0	=	($3,953,194)
2021	$9,535,782	–	$6,953,903	+	$11,213,468	–	$0	+	$0	=	$13,795,347
2020	$6,457,725	–	$4,901,916	+	$773,371	–	$0	+	$0	=	$2,329,180
(a)	Represents the amounts reported in the Summary Compensation Table in the Stock Awards Column.
(b)	See reconciliation of the Equity Award Adjustments below.
CEO Equity Adjustment to CAP Reconciliation
Year	Covered Year- End Fair Value of Equity Awards Granted During Covered Year That Remained Outstanding and Unvested as of Last Day of Covered Year ($)
Change in Fair
Value as of
Last Day of
Covered Year
(as compared
to Last Day of
Prior Year) of
Equity Awards
Granted Prior
to Covered
Year and
Outstanding
and Unvested
as of Last Day
of Covered
Year
($)
			Vesting Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted Prior to Covered Year that Vested During Covered Year ($)	Fair Value as of Last Day of Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Covered Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included as of Last Day of Covered Year ($)	Total - Inclusion of Equity Values ($)
2023	$5,285,822	$619,256	$0	$0	$0	$0	$5,905,078
2022	$4,277,969	$0	$0	$0	$0	$0	$4,277,969
Former CEO Equity Adjustment to CAP Reconciliation
Year	Covered Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Outstanding and Unvested as of Last Day of Covered Year ($)
Change in
Fair Value as
of Last Day of
Covered Year
(as compared
to Last Day of
Prior Year) of
Equity
Awards
Granted Prior
to Covered
Year and
Outstanding
and Unvested
as of Last Day
of Covered
Year
($)
			Vesting Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted Prior to Covered Year that Vested During Covered Year ($)	Fair Value as of Last Day of Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Covered Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included as of Last Day of Covered Year ($)	Total - Inclusion of Equity Values ($)
2022	$0	$632,393	$0	$171,491	$6,110,071	$0	($5,306,187)
2021	$10,469,546	$1,256,857	$0	($512,935)	$0	$0	$11,213,468
2020	$3,087,464	($2,202,427)	$0	($111,666)	$0	$0	$773,371

Non-PEO NEO Average Total Compensation Amount			$ 2,869,181	$ 2,221,932	$ 2,491,010	$ 3,093,801
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,127,806	1,305,705	3,453,360	1,632,643
Adjustment to Non-PEO NEO Compensation Footnote
Other NEOs SCT to CAP Reconciliation:
Year	Average Reported SCT Total for Covered Year		Average Reported Value of Equity Awards in SCT for Covered Year(a)		Average Equity Award Adjustments for Covered Year(b)		Average Reported Change in the Actuarial Present Value of Pension Benefits for Covered Year		Average Pension Benefits Adjustments for Covered Year(c)		Average of Compensation Actually Paid for Covered Year
2023	$2,869,181	–	$1,278,127	+	$1,536,752	–	$0	+	$0	=	$3,127,806
2022	$2,221,932	–	$1,218,690	+	$302,463	–	$0	+	$0	=	$1,305,705
2021	$2,491,010	–	$1,449,191	+	$2,415,827	–	$22,263	+	$17,977	=	$3,453,360
2020	$3,093,801	–	$2,002,865	+	$613,661	–	$87,911	+	$15,957	=	$1,632,643
(a)	Represents the amounts reported in the Summary Compensation Table in the Stock Awards Column.
(b)	See reconciliation of the Equity Award Adjustments below.
(c)	See reconciliation of the Average Pension Benefits Adjustments below.
Other NEOs Equity Adjustment to CAP Reconciliation
Year	Average Covered Year- End Fair Value of Equity Awards Granted During Covered Year That Remained Outstanding and Unvested as of Last Day of Covered Year ($)
Average
Change in Fair
Value as of
Last Day of
Covered Year
(as compared
to Last Day of
Prior Year) of
Equity Awards
Granted Prior
to Covered
Year and
Outstanding
and Unvested
as of Last Day
of Covered
Year
($)
			Average Vesting Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted Prior to Covered Year that Vested During Covered Year ($)	Average Fair Value as of Last Day of Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Covered Year ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included as of Last Day of Covered Year ($)	Total - Average Inclusion of Equity Values ($)
2023	$1,298,315	$235,107	$0	$3,330	$0	$0	$1,536,752
2022	$1,138,202	$85,612	$0	$18,799	$940,151	$0	$302,463
2021	$2,174,652	$323,747	$0	($82,573)	$0	$0	$2,415,827
2020	$1,092,084	($449,434)	$0	($28,990)	$0	$0	$613,661
Fair values reported in this table are computed in accordance with FASB ASC Topic 718.
Other NEOs Pension Adjustment to CAP Reconciliation
Year	Plan	Service Cost	Prior Service Cost	Total Average Pension Benefit Adjustment (Service Cost ÷ by number of Other NEOs in applicable year)
2023	Pension Plan	$0	$0	$0
	Pension Restoration Plan	$0	$0	$0
	Total	$0	$0	$0
2022	Pension Plan	$0	$0	$0
	Pension Restoration Plan	$0	$0	$0
	Total	$0	$0	$0
2021	Pension Plan	$41,946	$0	$10,486
	Pension Restoration Plan	$29,963	$0	$7,491
	Total	$71,909	$0	$17,977
2020	Pension Plan	$35,124	$0	$8,781
	Pension Restoration Plan	$28,702	$0	$7,176
	Total	$63,826	$0	$15,957

Compensation Actually Paid vs. Total Shareholder Return
CAP versus Total Shareholder Return
The graph below represents the relationship between Compensation Actually Paid (CAP) to our CEO, the average CAP to our other NEOs and Total Shareholder Return (TSR) for NiSource and the Dow Jones U.S. Utilities Index.

Compensation Actually Paid vs. Net Income
CAP versus Net Income
The graph below shows the relationship between the Company’s net income and the CEO and Other NEOs CAP. The company does not use Net Income to determine compensation and is not included in incentive plans.

Compensation Actually Paid vs. Company Selected Measure
CAP versus Company Selected Measures: NOEPS
The graph below shows the relationship between the Company’s net operating earnings per share and the CEO and Other NEOs CAP. NOEPS is a non-GAAP financial measure. Appendix A to this Proxy Statement contains a full reconciliation of GAAP earnings per share to NOEPS.

Total Shareholder Return Vs Peer Group
CAP versus Total Shareholder Return
The graph below represents the relationship between Compensation Actually Paid (CAP) to our CEO, the average CAP to our other NEOs and Total Shareholder Return (TSR) for NiSource and the Dow Jones U.S. Utilities Index.

Tabular List, Table
Company Selected Performance Measures
The following were the three most important performance measures as determined by the Company that link compensation actually paid to our NEOs to the Company’s performance for the most recently completed fiscal year. NOEPS and RTSR are the only two financial measures used as part of the Company’s compensation programs and to link compensation actually paid and Company performance. Safety is the most important non-financial measure used to link compensation actually paid to Company performance.
Company Selected Performance Measures
NOEPS
RTSR
Safety

Total Shareholder Return Amount			$ 109	109	106	85
Peer Group Total Shareholder Return Amount			110	118	117	99
Net Income (Loss)			$ 674,350,000	$ 791,800,000	$ 588,800,000	$ (14,200,000)
Company Selected Measure Amount | $ / shares			1.6	1.47	1.37	1.32
PEO Name	Joseph Hamrock	Lloyd Yates	Lloyd Yates		Joseph Hamrock	Joseph Hamrock
Measure:: 1
Pay vs Performance Disclosure
Name			NOEPS
Non-GAAP Measure Description
(7)	NOEPS is a non-GAAP financial measure. Appendix A to this Proxy Statement contains a full reconciliation of GAAP earnings per share to NOEPS.

Measure:: 2
Pay vs Performance Disclosure
Name			RTSR
Measure:: 3
Pay vs Performance Disclosure
Name			Safety
Lloyd Yates [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 9,216,680	$ 7,113,506	$ 0	$ 0
PEO Actually Paid Compensation Amount			9,913,336	6,720,202	0	0
Joseph Hamrock [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	1,352,993	9,535,782	6,457,725
PEO Actually Paid Compensation Amount			0	(3,953,194)	13,795,347	2,329,180
PEO [Member] | Lloyd Yates [Member] | Reported Value of Equity Awards in SCT for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,208,422)	(4,671,273)
PEO [Member] | Lloyd Yates [Member] | Equity Award Adjustments for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,905,078	4,277,969
PEO [Member] | Lloyd Yates [Member] | Reported Change in the Actuarial Present Value of Pension Benefits for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO [Member] | Lloyd Yates [Member] | Pension Benefits Adjustments for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO [Member] | Lloyd Yates [Member] | Covered Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Outstanding and Unvested as of Last Day of Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,285,822	4,277,969
PEO [Member] | Lloyd Yates [Member] | Change in Fair Value as of Last Day of Covered Year (as compared to Last Day of Prior Year) of Equity Awards Granted Prior to Covered Year and Outstanding and Unvested as of Last Day of Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			619,256	0
PEO [Member] | Lloyd Yates [Member] | Vesting Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO [Member] | Lloyd Yates [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted Prior to Covered Year that Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO [Member] | Lloyd Yates [Member] | Fair Value as of Last Day of Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO [Member] | Lloyd Yates [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included as of Last Day of Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO [Member] | Joseph Hamrock [Member] | Reported Value of Equity Awards in SCT for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(6,953,903)	(4,901,916)
PEO [Member] | Joseph Hamrock [Member] | Equity Award Adjustments for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,306,187)	11,213,468	773,371
PEO [Member] | Joseph Hamrock [Member] | Reported Change in the Actuarial Present Value of Pension Benefits for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | Joseph Hamrock [Member] | Pension Benefits Adjustments for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | Joseph Hamrock [Member] | Covered Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Outstanding and Unvested as of Last Day of Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	10,469,546	3,087,464
PEO [Member] | Joseph Hamrock [Member] | Change in Fair Value as of Last Day of Covered Year (as compared to Last Day of Prior Year) of Equity Awards Granted Prior to Covered Year and Outstanding and Unvested as of Last Day of Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				632,393	1,256,857	(2,202,427)
PEO [Member] | Joseph Hamrock [Member] | Vesting Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | Joseph Hamrock [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted Prior to Covered Year that Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				171,491	(512,935)	(111,666)
PEO [Member] | Joseph Hamrock [Member] | Fair Value as of Last Day of Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,110,071)	0	0
PEO [Member] | Joseph Hamrock [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included as of Last Day of Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
Non-PEO NEO [Member] | Reported Value of Equity Awards in SCT for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,278,127)	(1,218,690)	(1,449,191)	(2,002,865)
Non-PEO NEO [Member] | Equity Award Adjustments for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,536,752	302,463	2,415,827	613,661
Non-PEO NEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(22,263)	(87,911)
Non-PEO NEO [Member] | Pension Benefits Adjustments for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	17,977	15,957
Defined Benefit Plan, Service Cost			0	0	71,909	63,826
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)			0	0	0	0
Non-PEO NEO [Member] | Covered Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Outstanding and Unvested as of Last Day of Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,298,315	1,138,202	2,174,652	1,092,084
Non-PEO NEO [Member] | Change in Fair Value as of Last Day of Covered Year (as compared to Last Day of Prior Year) of Equity Awards Granted Prior to Covered Year and Outstanding and Unvested as of Last Day of Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			235,107	85,612	323,747	(449,434)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted Prior to Covered Year that Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,330	18,799	(82,573)	(28,990)
Non-PEO NEO [Member] | Fair Value as of Last Day of Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(940,151)	0	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included as of Last Day of Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO [Member] | Pension Plan Adjustments in Pension Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	10,486	8,781
Defined Benefit Plan, Service Cost			0	0	41,946	35,124
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)			0	0	0	0
Non-PEO NEO [Member] | Pension Plan Adjustments in Pension Restoration Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	7,491	7,176
Defined Benefit Plan, Service Cost			0	0	29,963	28,702
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)			$ 0	$ 0	$ 0	$ 0